INCOME TAXES	12 Months Ended
Mar. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES [Text Block]

23. INCOME TAXES

The Company is a Canadian resident company, as defined in the Income Tax Act (Canada) (the "ITA"), for Canadian income tax purposes. However, it has subsidiaries that are treated as United States corporations for US federal income tax purposes per the Internal Revenue Code (US) ("IRC") and are thereby subject to federal income tax on their worldwide income. As a result, the Company is subject to taxation both in Canada and the United States.

A summary of the Company's components of the income tax expense for continuing operations is as follows:

	Year ended	Two months ended	Year ended
	March 31, 2025	March 31, 2024	January 31, 2024
	$	$	$
Current
Canadian	-	-	-
US Federal and State	4,054,018	510,550	3,233,053
Total current income tax expense	4,054,018	510,550	3,233,053

Deferred
Canadian	-	-	-
US Federal and State	97,632	(137,807)	249,072
Total deferred income tax expense (recovery)	97,632	(137,807)	249,072

Total income tax expense	4,151,650	372,743	3,482,125

A summary of the Company's domestic and foreign components of income (loss) before income taxes for continuing operations were as follows:

	Year ended	Two months ended	Year ended
	March 31, 2025	March 31, 2024	January 31, 2024
	$	$	$
Canadian	(2,758,921)	(197,486)	(2,141,166)
United States	3,153,842	518,790	2,399,823
Income before income taxes	394,921	321,304	258,657

Section 80E of the Internal Revenue Code ("IRC") prohibits taxpayers engaged in the trafficking of Schedule I or Schedule II controlled substances from deducting ordinary and necessary business expenses (excluding cost of goods sold) from gross income. While Section 280E was originally enacted to address criminal market participants, its application has been extended by the Internal Revenue Service ("IRS") to include state-legal cannabis businesses, as cannabis remains classified as a Schedule I controlled substance under federal law. As a result, cannabis businesses operating in states that conform to the IRC are similarly disallowed from deducting ordinary business expenses for state tax purposes.

Management asserts, based on a legal opinion provided by Greenspoon Marder, that Section 280E should not apply to the Company’s operations. This constitutes an uncertain tax position. In accordance with ASC 740, this position does not meet the "more likely than not" recognition threshold, but management believes it is supported by a reasonable basis standard.

A summary of the Company's reconciliation of the statutory income tax rate percentage to the effective tax is as follows:

	Year ended	Two months ended	Year ended
	March 31, 2025	March 31, 2024	January 31, 2024
	$	$	$
Income for the year	394,921	321,304	258,657
Statutory rate	27%	27%	27%

Income tax expense (recovery) at statutory rate	(82,602)	57,498	(74,152)
IRC section 280E disallowance	230,890	265,584	1,954,392
Foreign tax rate differential	606	5,526	16,068
Change in foreign exchange rates and other	145,186	55,019	21,188
Uncertain tax position, inclusive of interest and penalties	3,630,467	48,080	(354,637)
Change in valuation allowance	413,213	(671)	(50,016)
Payable adjustment to provision versus statutory tax returns	(146,592)	78,204	1,153,756
Deferred adjustment to provision versus statutory tax returns	(39,518)	(136,497)	824,220
Other	-	-	(8,694)
	4,151,650	372,743	3,482,125

A summary of the Company's deferred tax asset (liability) significant components is as follows:

	March 31, 2025	March 31, 2024	January 31, 2024
	$	$	$
Deferred tax assets
Share issuance costs and financing fees	-	268	1,610
Allowable capital losses	127,977	131,019	132,394
Non-capital losses	5,623,310	5,180,776	5,170,743
Intangible assets	83,871	80,636	82,004
Goodwill	749	-	6,606
Lease liabilities	831,988	1,032,671	1,048,101
Derivative liability	7,513	22,915	29,223
Property and equipment	2,688	4,013	3,686
ARO	-	14,008	14,187
Other	3	-	-
Total deferred tax assets	6,678,099	6,466,306	6,488,554
Valuation allowance	(5,839,472)	(5,260,681)	(5,261,352)
Total net deferred tax assets	838,627	1,205,625	1,227,202

Deferred tax liabilities
Right-of-use assets	(873,444)	(942,784)	(959,509)
IRC 481(a) adjustments	-	(140,998)	(283,658)
Total deferred tax liabilities	(873,444)	(1,083,782)	(1,243,167)
Net deferred tax asset (liability)	(34,817)	121,843	(15,965)

There are no deferred tax assets and liabilities included in the carrying amount of the disposal group classified as held for sale as of March 31, 2025. Amounts classified as part of the disposal group as of March 31, 2023 have been reclassified to continuing operations under ASC 360-10-20.

As the Company operates in the cannabis industry, the Company is subject to the limits of Internal Revenue Code ("IRC") Section 280E for US federal income tax purposes as well as state income tax purposes. Under IRC Section 280E, the Company is only allowed to deduct expenses directly related to costs of goods sold. This results in permanent differences between ordinary and necessary business expenses deemed non-allowable under IRC Section 280E. However, based on a legal opinion from Greenspoon Marder, management has concluded that Section 280E should not apply to the Company’s operations. This represents an uncertain tax position that, while supported by a reasonable basis, does not meet the "more likely than not" threshold for recognition under ASC 740.

Management regularly assesses the ability to realize deferred tax assets recorded based upon the weight of available evidence, including such factors as recent earnings history and expected future taxable income on a jurisdiction-by-jurisdiction basis. In the event that the Company changes its determination as to the amount of realizable deferred tax assets, the Company will adjust its valuation allowance with a corresponding impact to the provision for income taxes in the period in which such determination is made. The Company's management believes that, based on a number of factors, it is more likely than not, that all or some portion of the deferred tax assets will not be realized; and accordingly, for the fiscal year ended March 31, 2025, the Company has provided a valuation allowance against the Company's Canadian net deferred tax assets. The net change in the valuation allowance for the year ended March 31, 2025 was an increase of $409,860.

The Company had net operating loss ("NOL") carryforwards for Canada, U.S. federal and state income tax purposes of approximately $20,204,090 and $2,227,032, respectively, as of March 31, 2025. Canada NOLs will begin to expire in 2026 and state NOLs will begin to expire in 2034.

As of March 31, 2025, the Company had Canadian capital losses of approximately $473,989 with no expiry date. The Internal Revenue Code of 1986, as amended, imposes restrictions on the utilization of net operating losses in the event of an "ownership change" of a corporation. Accordingly, a company's ability to use net operating losses may be limited as prescribed under Internal Revenue Code Section 382 ("IRC Section 382"). Events which may cause limitations in the amount of the net operating losses that the Company may use in any one year include, but are not limited to, a cumulative ownership change of more than 50% over a three-year period. Utilization of the federal and state net operating losses may be subject to substantial annual limitation due to the ownership change limitations provided by the IRC Section 382 and similar state provisions. The Company may, in the future, experience one or more additional Section 382 "ownership changes." If so, the Company may not be able to utilize some of its carryforwards or other tax attributes, even if the Company achieves profitability in the jurisdiction of the carryforwards or other tax attributes.  The Company has not completed a study to assess whether a change of ownership has occurred, or whether there have been multiple ownership changes since its formation, due to the significant cost and complexity associated with such a study. Any limitation may result in expiration of a portion of the NOL carryforwards before utilization.  Further, until a study is completed by the Company and any limitation is known, no amounts are being presented as an uncertain tax position.

The uncertain tax position arises from management’s position that Section 280E does not apply to the Company. As a result, the Company has claimed deductions—including those for selling, general and administrative expenses —that would otherwise be disallowed under Section 280E.

As of March 31, 2025, the total amount of gross unrecognized tax benefits was $11,608,606, which includes interest and penalties. As of March 31, 2025, $nil of the total unrecognized tax benefits, if recognized, would have an impact on the Company's effective tax rate.

The Company estimates that approximately $1,662,683 of unrecognized tax benefits, including penalties and interest, may be recognized in the next 12 months.

During the year ended March 31, 2025, the Company recorded interest of $940,269 and penalties of $498,294 on uncertain tax liabilities within the consolidated statements of operations and comprehensive (loss) income. The Company files income tax returns in Canada, the U.S. federal jurisdiction and Oregon. The Company's tax years for the fiscal year ended January 31, 2022 and forward are subject to examination by the U.S. tax authorities. The Company's tax years for January 31, 2022 and forward are subject to examination for state purposes. The tax return for the 2021 fiscal year is also subject to examination by tax authorities in Canada.

The aggregate change in the balance of gross unrecognized tax (benefits) liabilities, excluding penalties and interest, is as follows:

	March 31, 2025	March 31, 2024	January 31, 2024
	$	$	$
Beginning balance	(94,883)	(91,186)	789,112
Increase due to tax positions taken during current year	2,482,136	-	5,059
Decrease in balance as a result of lapse of the applicable statute of limitations	-	-	(171,314)
Increase in balance due to tax positions taken during prior years	7,687,908	-	-
Decrease in balance due to tax positions taken during prior years	94,883	(3,697)	(714,043)
Ending balance	10,170,044	(94,883)	(91,186)

Beginning on January 1, 2022, the Tax Cuts and Jobs Act ("the Act"), enacted in December 2017, eliminated the option to deduct research and development expenditures in the current period and requires taxpayers to capitalize and amortize U.S.-based and non-U.S. based research and development expenditures over five and fifteen years, respectively. There is no impact to our current income tax provision as a result of this tax legislation.